Annual Fund Operating Expenses - First Trust Active Factor Small Cap ETF - First Trust Active Factor Small Cap ETF	Jan. 03, 2022
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%